Subsequent Events:	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 11 – Subsequent Events:

From October 1, 2016 through November 11, 2016, two holders of the Company’s Series B Stock converted a total of 1,477 shares of the Company’s Series B Stock into 144,700 shares of Common Stock.

From October 1, 2016 through November 11, 2016, three holders of 7,371 warrants exercisable at $0.01 per share of Common Stock exercised their warrants into 7,371 shares of Common Stock.

November 2016 Private Placement

In a November 2016 private placement, the Company sold 122,517,500 shares of common stock and warrants to purchase an equivalent number of shares of our common stock, with an exercise price of $0.40 per share (subject to adjustment), for a period of five years from the date of issuance (the “Series F Warrants”), at a purchase price of $0.20 per share of Common Stock and Series F Warrant, resulting in gross proceeds of approximately $24.5 million (the “November 2016 Private Placement”). The private placement was completed in two closings, which took place on November 17, 2016 and November 22, 2016.

In connection with the November 2016 Private Placement, on November 17, 2016, the Company filed with the Secretary of State of the State of Nevada an Amendment to its Certificate of Designations, Preferences and Rights of Series B Preferred Stock (the “Series B COD Amendment”), originally filed November 13, 2015 with the Secretary of State of the State of Nevada, as corrected by the Certificate of Correction filed November 19, 2015 with the Secretary of State of the State of Nevada (as so corrected, the “Certificate of Designation”). The Series B COD Amendment (i) provided that the Company’s entry into a binding securities purchase agreement, by and among the Company and the investors signatory thereto, in connection with a private placement of the Company’s common stock and warrants, that results in at least $8,000,000 of aggregate gross proceeds to the Company (a “Private Placement”), shall result in the automatic conversion of the Company’s Series B Stock into shares of the Company’s common stock at a conversion price of $0.58 immediately prior to the initial closing of the Private Placement with aggregate gross proceeds to the Company of at least $8 million and (ii) amended the definition of “Excluded Securities” to include the issuance of the Company’s common stock and warrants issued in any Private Placement. As a result of the November 2016 Private Placement, all of the issued and outstanding shares of Series B Stock were converted into an aggregate of 26,425,973 shares of our common stock on November 17, 2016. The Series B COD Amendment was approved by the “Required Holders” as defined in the Certificate of Designation.

Pursuant to the purchase agreement entered into in connection with November 2016 Private Placement, the Company agreed to reduce the exercise prices of certain of its outstanding warrants to purchase shares of common stock that were issued in connection with the November 2015 Private Placement. Effective as of November 18, 2016, the exercise price of each of the Series A Warrants and the Series C Warrants was reduced to $0.01 per share and the exercise price of the Series E Warrants was reduced to $1.00 per share, in each case subject to adjustment as provided in such Warrants.

In connection with the Offering, pursuant to a Placement Agency Agreement, dated October 13, 2016 (the “Placement Agency Agreement”), among the Company, Katalyst Securities LLC and GP Nurmenkari Inc. (the “Placement Agents”), the Company has agreed to pay the Placement Agents (i) a cash fee at each closing under the Purchase Agreement equal to ten percent (10%) of each closing’s gross proceeds and (ii) warrants to purchase shares of Common Stock at each closing under the Purchase Agreement equal to ten percent (10%) of the number of shares of Common Stock sold in each closing, with an exercise price of $0.20 per share and a five-year term (the “Broker Warrants”). Such Warrants shall not become exercisable until the Company’s stockholders have approved an amendment to its Articles of Incorporation to increase the number of authorized shares and such amendment is filed in Nevada.

Under the Placement Agency Agreement, the Company agreed to amend certain warrants previously issued to the Placement Agents. Immediately following the receipt of at least $8,000,000 of gross proceeds as part of the Offering, the exercise price of the 2,243,370 unexercised Placement Agent Series B Warrants and/or broker warrants issued by the Company as placement agent compensation to Katalyst Securities LLC, their registered representatives and designees, assignees or successors in interest, in connection with the Company’s completed financing in November 2015 (collectively, the “Series B Broker Warrants”), shall be reduced to $0.01 per share of Common Stock, provided that the Series B Broker Warrants that have their exercise price reduced shall not be exercisable for six months from the date of the initial closing under the Purchase Agreement. Additionally, immediately following the receipt of at least $10,000,000 of gross proceeds as part of the Offering, the exercise price of the 1,325,000 unexercised Placement Agent Series A Warrants and/or broker warrants issued by the Company as placement agent compensation to EDI Financial, Inc., Katalyst Securities LLC, their registered representatives and designees, assignees or successors in interest, in connection with the Company’s completed financings in 2013 (collectively, the “Series A Broker Warrants”) shall be reduced to $0.01 per share of Common Stock, provided that the Series A Broker Warrants that have their exercise price reduced shall not be exercisable for one year from the date of the initial closing under the Purchase Agreement.

Option Grants

Effective on November 21, 2016, the Company amended its 2013 Equity Incentive Plan, as amended (the “Plan”) pursuant to an Amendment to the Neurotrope, Inc. 2013 Equity Incentive Plan (the “Equity Incentive Plan Amendment”) to increase the number of shares of Common Stock available for issuance under the Plan to 21,930,300 shares of Common Stock.

On November 21, 2016, the Company granted options to purchase an aggregate of 11,930,000 shares of its Common Stock to certain of its officers and directors as follows: (i) each of Mr. Singer and Mr. Bernstein received options to purchase 497,096 shares of Common Stock, (ii) Mr. Gorelick received options to purchase 994,192 shares of Common Stock, (iii) Mr. Silverman received options to purchase 3,976,767 shares of Common Stock, (iv) Dr. Wilke received options to purchase 1,739,835 shares of Common Stock, (v) Dr. Alkon received options to purchase 3,976,767 shares of Common Stock and (vi) Robert Weinstein received options to purchase 248,548 shares of Common Stock. For each such option grant, one half of the stock options vested immediately upon grant and the remaining one half vest in equal daily installments over a four-year period beginning on the date of grant.

Warrant Exercises

From October 1 through December 8, 2016, 13 holders of the Company’s Series A and Series C stock purchase warrants exercised a total of 13,596,676 of those warrants and received 13,596,676 shares of the Company’s Common Stock.

The holders of 25,976,920 warrants and 11,930,304 stock options have agreed not to exercise their warrants or options until the Company's stockholders approve an increase in the number of authorized shares.

Note 12 – Subsequent Events:

On February 11, 2016, Larry Altstiel resigned from the board of directors. Effective February 15, 2016, Susanne Wilke was nominated to the board of directors to fill the vacancy left by Mr. Altstiel’s departure.

As of February 24, 2016, placement agent warrants to purchase 2,619 shares of our common stock at $0.01 per share have been exercised.